Average Annual Total Returns{- Total Market Index Portfolio} - 02.28 VIP Total Market Index Portfolio_Initial, Service Class, Service 2 PRO-06 - Total Market Index Portfolio	Initial Class Return Before Taxes Past 1 year	Initial Class Return Before Taxes Since Inception		Initial Class Return Before Taxes Inception Date	Service Class Return Before Taxes Past 1 year	Service Class Return Before Taxes Since Inception		Service Class Return Before Taxes Inception Date	Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		Service Class 2 Return Before Taxes Inception Date	IXYSR Past 1 year	IXYSR Since Inception
Total	25.69%	17.91%	[1]	Apr. 17, 2018	25.55%	21.38%	[1]	Apr. 11, 2019	25.38%	17.62%	[1]	Apr. 17, 2018	26.03%	18.06%	[1]

[1]	(a)From April 17, 2018 for Initial Class and Service Class 2; and April 11, 2019 for Service Class.